Interim Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - CAD ($) $ in Billions	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2	$ 3	$ 3	$ 3	$ 2